Restructuring Expenses - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2016 kmt
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, net	$ 1,034	$ 549	$ 1,123	$ 638
Restructuring income, net	$ 29,751	$ (29,751)	$ 28,485	$ (28,485)
Rubber Carbon Black
Restructuring Cost and Reserve [Line Items]
Standard rubber grade (kmt) | kmt					50